Note 9 - Licensing Agreements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Licensing Agreements [Member]
Royalty Payment, Percentage	2.50%			2.50%		2.50%
Up-front Sub-license Fees, Percentage	10.00%			10.00%		10.00%
Interest on Amounts Owed Under License Agreement, Rate	3.00%			3.00%		3.00%
Revenues				$ 0	$ 0	$ 0	$ 0